Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Cullen Funds Trust and Shareholders of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Fund

In planning and performing our audits of the financial statements of Cullen International High Dividend Fund, Cullen High Dividend Equity Fund, Cullen Small Cap Value Fund, Cullen Value Fund, Cullen Emerging Markets High Dividend Fund and Cullen Enhanced Equity Fund (constituting Cullen Funds Trust, hereafter collectively referred to as the “Funds”) as of and for the year ended June 30, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

PricewaterhouseCoopers LLP, 1900 Sixteenth Street, Suite 1600, Denver, CO 80202

T: (720) 931 7000, www.pwc.com/us

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted the following deficiency in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2022.

The Funds did not maintain effective controls related to processing affiliated shareholders’ redemption requests. Specifically, additional and alternative verification procedures required in the Funds’ prospectus were not performed over three affiliated shareholder redemption requests that were sent from an affiliated shareholder’s email account after it was successfully compromised as a result of a phishing attack. This material weakness did not result in any material misstatements of the Funds’ annual financial statements for the year ended June 30, 2022, but did result in additional required financial statement disclosure. Additionally, this material weakness could result in a misstatement of contingent liability balances and related disclosures that could result in a material misstatement of the annual financial statements that would not be prevented or detected.

As disclosed by management, effective as of September 6, 2022, the Funds’ existing transfer agency agreement was terminated, and a new company assumed the role of the Funds’ transfer agent. Management has assessed the new transfer agent’s controls and has determined that they are designed effectively to detect and prevent any material misstatements in redemption processing on a timely basis. However, Management has not completed its assessment of the operating effectiveness of such controls. We have not performed any procedures to assess this corrective action, including its sufficiency in addressing the material weakness described above.

This report is intended solely for the information and use of the Board of Trustees of Cullen Funds Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Denver, Colorado

September 21, 2022

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